Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans [Line Items]
Profit Sharing and Retirement Savings Plan, plan expense		$ 117.7	$ 22.1	$ 9.6
Unfunded obligation	13.3	13.3	45.5
Expense associated with early retiree medical plan		3.5	2.7	1.9
Gain related to correction of error in the actuarial calculation	$ 29
Discount rate used to calculate expenses		4.50%	5.50%	6.00%
Health care cost trend rate		6.70%	6.80%	6.90%
Year that trend rate is projected to reach ultimate rate	2027	2027
December 31, 2027 [Member]
Employee Benefit Plans [Line Items]
Health care cost trend rate		4.50%